Accounts Receivable	12 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 — ACCOUNTS RECEIVABLE

Accounts receivable consists of the following:

	June 30, 2025	June 30, 2024
Accounts receivable	$27,218,260	$28,297,491
Total Accounts receivable	$27,218,260	$28,297,491

The Company’s accounts receivable (“AR”) primarily includes balance due from customers when the Company’s products are sold and delivered to customers.

All of the June 30, 2024 accounts receivable balance has been collected. The following table summarizes the Company’s outstanding accounts receivable and subsequent collection by aging bucket:

	Balance as of June 30, 2025	Subsequent collection	% of collection
AR aged less than 6 months	$27,218,260	24,770,166	91.0%
Total Accounts Receivable	$27,218,260	24,770,166	91.0%

	Balance as of June 30, 2024	Subsequent collection	% of collection
AR aged less than 6 months	$28,297,491	$28,297,491	100.0%
Accounts Receivable	$28,297,491	$28,297,491	100.0%